Fair Value Measurement - Fair value of the convertible bonds (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Fair Value Measurement
Time deposits and held-to-maturity debt securities - current	¥ 210,368,027	$ 28,820,302	¥ 139,740,216
Loan investments	12,119,285	1,660,335	0
Convertible bonds, current portion	5,309,597	727,412	648,570
Time deposits and held-to-maturity debt securities - other non-current	57,309,555	$ 7,851,377	28,784,997
Level 2
Fair Value Measurement
Time deposits and held-to-maturity debt securities - current	210,368,027		139,740,216
Loan investments	12,119,285
Convertible bonds, current portion	5,099,337		2,229,777
Convertible bonds			5,413,685
Time deposits and held-to-maturity debt securities - other non-current	¥ 57,309,555		¥ 28,784,997